Operating Assets and Liabilities - Intangible Assets (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Cost at beginning of period	kr 338
Cost at end of period	254	kr 338
Licenses, Rights and Patents
Intangible Assets
Cost at beginning of period	338
Cost at end of period	254	338
Licenses, Rights and Patents | Gross carrying amount [member]
Intangible Assets
Cost at beginning of period	891	897
Disposals for the year		(5)
Exchange rate adjustment		(1)
Cost at end of period	891	891
Licenses, Rights and Patents | Accumulated amortization and impairment
Intangible Assets
Cost at beginning of period	(553)	(427)
Amortization for the year	(84)	(109)
Disposals for the year		5
Cost at end of period	kr (637)	(553)
Impairment loss on intangibles		kr (22)